Revenue and Accounts Receivable (Details) - USD ($)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue and Accounts Receivable [Abstract]
Provision for credit losses			$ 352,000	$ 0	$ 0